UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment: |_|; Amendment Number: ___

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisers Inc.
Address: 767 Third Avenue, 6th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY                 May 11, 2001
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        88

Form 13F Information Table Value Total: $1,552,894,108

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
2         28-6774                       OrbiMed Advisors LLC




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                           FORM 13F INFORMATION TABLE

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
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        Column 1               Column 2    Column 3      Column 4       Column 5          Column 6             Column 7    Column 8
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                                                                                                                   Voting Authority
                                                                                   Investment Discretion               (Shares)

                                Title of   CUSIP        Market                           Shared   Shared   Other             Shared
     Name of Issuer              Class     Number       Value             SHRS    Sole   Defined  Other   Managers  Sole      None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories              COM       2824100      56,628,000     1,200,000     X                             1,200,000

Abgenix, Inc                     COM     00339B107      29,396,187     1,241,000     X                             1,241,000
Abgenix, Inc                     COM     00339B107      13,269,737       560,200     X                       2       560,200

Acacia Research Corp.            COM       3881109         605,719        92,300     X                                92,300
Acacia Research Corp.            COM       3881109         599,812        91,400     X                       2        91,400

Adolor Corp.                     COM     00724X102       6,259,472       318,954     X                               318,954
Adolor Corp.                     COM     00724X102       6,259,472       318,954     X                       2       318,954

Alexion Pharmaceuticals, Inc.    COM     015351109       4,790,625       210,000     X                               210,000
Alexion Pharmaceuticals, Inc.    COM     015351109       3,421,875       150,000     X                       2       150,000

American Home Products           COM      26609107      64,478,125     1,097,500     X                             1,097,500
American Home Products           COM      26609107      45,061,250       767,000     X                       2       767,000

Applera Corp-Celera Genomics     COM      38020202      35,520,690     1,151,400     X                             1,151,400
Applera Corp-Celera Genomics     COM      38020202       6,018,835       195,100     X                       2       195,100

Amgen Inc.                       COM      31162100      48,932,437       813,000     X                               813,000
Amgen Inc.                       COM      31162100      19,982,250       332,000     X                       2       332,000

Arena Pharma                     COM      40047102      14,820,321       832,018     X                               832,018

Arqule Inc.                      COM     04269E107      10,855,725       819,300     X                               819,300
Arqule Inc.                      COM     04269E107       9,252,475       698,300     X                       2       698,300

Aurora Biosciences Corp.         COM      51920106       2,824,250       158,000     X                               158,000
Aurora Biosciences Corp.         COM      51920106       3,306,875       185,000     X                       2       185,000

Aviron                           COM     053762100      26,974,062       649,000     X                               649,000
Aviron                           COM     053762100      10,723,125       258,000     X                       2       258,000

Axcan Pharma Inc.                COM     054923107       1,440,000       153,600     X                               153,600
Axcan Pharma Inc.                COM     054923107       1,747,500       186,400     X                       2       186,400

Bio-Technology General           COM     090578105      20,498,400     3,285,000     X                             3,285,000
Bio-Technology General           COM     090578105      11,540,880     1,849,500     X                       2     1,849,500

Caliper Technologies             COM     130876105      22,121,887     1,371,900     X                             1,371,900
Caliper Technologies             COM     130876105      11,363,287       704,700     X                       2       704,700

Celgene Corp.                    COM     151020104       5,000,000       200,000     X                       2       200,000

Cell Therapeutics Inc.           COM     150934107         584,762        32,600     X                                32,600
Cell Therapeutics Inc.           COM     150934107         654,719        36,500     X                       2        36,500

Chiron Corp.                     COM     170040109      30,712,500       700,000     X                               700,000

Ciphergen Biosystems             COM     17252Y104       2,933,342       661,035     X                               661,035
Ciphergen Biosystems             COM     17252Y104       1,553,249       350,028     X                       2       350,028

Compugen Ltd                     COM       1085208          35,084        10,300     X                                10,300
Compugen Ltd                     COM       1085208           9,878         2,900     X                       2         2,900

COR Therapeutics Inc.            COM     217753102      24,338,250     1,081,700     X                             1,081,700
COR Therapeutics Inc.            COM     217753102       9,249,750       411,100     X                       2       411,100

Discovery Laboratories Inc.      COM     254668106      13,170,184     3,512,049     X                       2     3,512,049

Eli Lilly & Company              COM     532457108      69,875,590       911,500     X                               911,500
Eli Lilly & Company              COM     532457108      39,249,920       512,000     X                       2       512,000

Enchira Biotech                  COM     29251Q107         635,000       635,000     X                               635,000
Enchira Biotech                  COM     29251Q107         620,000       620,000     X                       2       620,000

Entremed Inc.                    COM     29382F103       1,985,856       119,450     X                               119,450
Entremed Inc.                    COM     29382F103       2,317,525       139,400     X                       2       139,400

Enzon Inc.                       COM     293904108      14,250,000       300,000     X                               300,000
Enzon Inc.                       COM     293904108       4,750,000       100,000     X                       2       100,000

Forest Laboratories - CL A       COM     345838106      31,752,640       536,000     X                               536,000
Forest Laboratories - CL A       COM     345838106      28,079,760       474,000     X                       2       474,000

Genzyme Corp. General Division   COM     372917104      64,766,610       717,000     X                               717,000
Genzyme Corp. General Division   COM     372917104      35,499,690       393,000     X                       2       393,000

Gilead Sciences Inc.             COM     375558103      47,645,000     1,466,000     X                             1,466,000
Gilead Sciences Inc.             COM     375558103      26,650,000       820,000     X                       2       820,000

ICN Pharmaceuticals              COM     448924100       4,399,390       173,000     X                               173,000
ICN Pharmaceuticals              COM     448924100       4,679,120       184,000     X                       2       184,000

Immunex Corp.                    COM     452528102       5,195,437       363,000     X                               363,000
Immunex Corp.                    COM     452528102      15,028,125     1,050,000     X                       2     1,050,000

Immunomedics Inc.                COM     452907108         719,950        74,800     X                                74,800
Immunomedics Inc.                COM     452907108         913,412        94,900     X                       2        94,900

Incyte Pharma                    COM     45337C102      23,853,900     1,554,000     X                             1,554,000
Incyte Pharma                    COM     45337C102      12,126,500       790,000     X                       2       790,000

Molecular Devices Corp           COM     60851C107      12,512,500       275,000     X                               275,000

Neopharm                         COM     640919106       8,011,369       375,900     X                               375,900
Neopharm                         COM     640919106       4,507,594       211,500     X                       2       211,500

Orapharma Inc.                   COM     68554E106      10,156,250     1,300,000     X                             1,300,000

Orchid Biosciences               COM     68571P100       5,261,808     1,107,749     X                             1,107,749
Orchid Biosciences               COM     68571P100       6,562,030     1,381,480     X                       2     1,381,480

Orphan Medical, Inc.             COM     687303107       7,492,187       685,000     X                               685,000
Orphan Medical, Inc.             COM     687303107       6,343,750       580,000     X                       2       580,000

Pfizer Inc.                      COM     717081103      82,022,850     2,003,000     X                             2,003,000
Pfizer Inc.                      COM     717081103      63,063,000     1,540,000     X                       2     1,540,000

Pharmacia Corp.                  COM     71713U102      72,129,840     1,432,000     X                             1,432,000
Pharmacia Corp.                  COM     71713U102      42,235,245       838,500     X                       2       838,500

Pharmacopeia Inc.                COM     71713B104      32,514,625     1,819,000     X                             1,819,000
Pharmacopeia Inc.                COM     71713B104       9,581,000       536,000     X                       2       536,000

Pozen Inc                        COM     73941U102         280,000        35,000     X                                35,000
Pozen Inc                        COM     73941U102         312,000        39,000     X                       2        39,000

Praecis Pharmaceutical, Inc.     COM     739421105      27,926,456     1,400,700     X                              1,400,700
Praecis Pharmaceutical, Inc.     COM     739421105      21,009,779     1,053,782     X                       2      1,053,782

SangStat Medical Corp.           COM     801003104       9,362,237     1,054,900     X                              1,054,900
SangStat Medical Corp.           COM     801003104       9,186,512     1,035,100     X                       2      1,035,100

Schering-Plough Corporation      COM     806605101      41,534,610     1,137,000     X                              1,137,000
Schering-Plough Corporation      COM     806605101      26,484,250       725,000     X                       2        725,000

Triangle Pharmaceuticals Inc.    COM     89589H104       6,210,000     1,080,000     X                              1,080,000
Triangle Pharmaceuticals Inc.    COM     89589H104       7,015,000     1,220,000     X                       2      1,220,000

Tularik Inc.                     COM     899165104      17,149,400       902,600     X                                902,600
Tularik Inc.                     COM     899165104      11,217,600       590,400     X                       2        590,400

Vysis Inc.                       COM     928961101         883,800       147,300     X                                147,300

Total                                                1,552,894,108    63,220,699                                   63,220,699
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